PROPERTY, PLANT AND EQUIPMENT - Impairment tests for property, plant and equipment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on property, plant and equipment	$ 63,884	¥ 416,841	¥ 259,354	¥ 46,484
CGU
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period of financial budgets approved by management	5 years	5 years
Pre-tax and non-inflation rate that reflects specific risks related to CGUs as discount rates (as a percent)	10.16%	10.16%	10.16%
Impairment loss on property, plant and equipment		¥ 417,000	¥ 259,000	¥ 46,000